ACQUISITION (Tables)	6 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following sets forth the preliminary purchase price allocation based on management’s best estimates of fair value, including a summary of major classes of consideration transferred and the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

As at April 21, 2016
$
Fair value of 23,650,000 common shares (a)	23,177,000
Fair value of vested stock options (b)	2,582,890
25,759,890

Allocation of purchase price:
Cash and cash equivalents	266,635
Accounts receivable	6,490
Inventories	188,879
Prepaid expenses and other current assets	16,839
Equipment	59,749

Liabilities assumed:
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance	(1,436,164)
Net assets acquired	(2,129,089)
Intangible assets and goodwill	27,888,979
25,759,890

(a)	The fair value of common shares is based on $0.98 the closing market price of the Company’s common stock on April 21, 2016.

(b)
The fair value of the vested stock options was determined using the Black Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 10).

Business Acquisition, Pro Forma Information [Table Text Block]
The amount of IMT’s revenue and net loss and comprehensive loss included in the Company’s condensed consolidated interim statements of operations and comprehensive loss for the three and six month period ended September 30, 2016 are as follows:

	For the period July 1 – September 30, 2016	For the period April 21 – September 30, 2016
	(unaudited)

Revenue	$18,283	$182,474

Net loss and comprehensive loss	$(551,052)	$(843,686)

Pro forma results of operations

The following unaudited pro forma financial information presents combined results of operations for each of the periods presented as if the Merger had been completed April 1, 2016. The pro forma data is for informational purposes only and is not necessarily indicative of the consolidated results of operations of the combined business had the Merger actually occurred on April 1, 2016 or the results of future operations of the combined business. For instance, planned or expected operational synergies following the Merger are not reflected in the pro forma information. Consequently, actual result will differ from the unaudited pro forma information presented below.

	Three Months Ended September 30,		Six Months Ended September 30,
	2016	2015	2016	2015

Revenue	$18,283	$374,530	$184,311	$812,944

Net loss and comprehensive loss	$(551,052)	$(249,448)	$(958,297)	$(373,996)

*There were no material or nonrecurring adjustments in the supplemental pro forma revenue or results of operations as shown above.